SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-CSRS/A

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 002-96924

AMANA MUTUAL FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)

1300 N. State Street
Bellingham, Washington 98225-4730
(Address of Principal Executive Offices, including ZIP Code)

Nicholas F. Kaiser
1300 N. State Street
Bellingham, Washington 98225-4730
(Name and Address of Agent for Service)

Registrant's Telephone Number — (360) 734-9900

Date of fiscal year end: May 31, 2012
Date of reporting period: November 30, 2011

Item 1. Semi-Annual Report

Amana Mutual Funds Trust

Semi-Annual Report

November 30, 2011

1300 North State Street
Bellingham, WA 98225
www.amanafunds.com
888 / 73-AMANA

Performance Summary (as of December 31, 2011)

Average Annual Returns (before any taxes paid by shareowners)
	10 Year	5 Year	3 Year	1 Year	Expense Ratio[1]
Amana Income Fund	8.16%	4.29%	12.22%	1.94%	1.21%
Amana Growth Fund	7.36%	3.52%	14.63%	-1.86%	1.14%
Amana Developing World Fund	n/a	n/a	n/a	-8.01%	1.61%

Morningstar™ Ratings²	Overall	10 Year	5 Year	3 Year	1 Year
Amana Income Fund — "Large Blend" category
Morningstar Rating™	* * * * *	* * * * *	* * * * *	* * *	n/a
% Rank in category	n/a	1	2	67	19
Funds in category	1,580	817	1,376	1,580	1,786
Amana Growth Fund — "Large Growth" category
Morningstar Rating™	* * * * *	* * * * *	* * * * *	* * *	n/a
% Rank in category	n/a	1	11	55	49
Funds in category	1,478	804	1,279	1,478	1,683
Amana Developing World Fund—"Diversified Emerging Markets" category
Morningstar Rating™	n/a	n/a	n/a	n/a	n/a
% Rank in category	n/a	n/a	n/a	n/a	2
Funds in category	n/a	n/a	n/a	n/a	458

Lipper Quintile Rankings³	10 Year	5 Year	3 Year	1 Year
Amana Income Fund — "Equity Income" category
Quintile Rank	1st	1st	4th	4th
Absolute Rank / Funds in category	1/106	8/216	170/253	179/290
Amana Growth Fund — "Multi-Cap Growth" category
Quintile Rank	1st	2nd	4th	2nd
Absolute Rank / Funds in category	4/236	84/347	288/427	191/510

Performance data quoted in this report represents past performance, is before any taxes payable by shareowners, and is no guarantee of future results. Current performance may be higher or lower than that stated herein. Performance current to the most recent month-end can be obtained by calling toll-free 888-73/AMANA or visiting www.amanafunds.com. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns are historical and include change in share value and reinvestment of dividends and capital gains, if any, and do not include the potential deduction of a 2% redemption fee on shares held less than 90 calendar days. The Amana Funds limit the securities they purchase to those consistent with Islamic principles, which limits opportunities and may increase risk.

Please consider an investment's objective, risks, charges and expenses carefully before investing. To obtain a free prospectus or summary prospectus which contains this and other important information on the Amana Funds, please call toll-free 888-73/AMANA or visit www.amanafunds.com. Please read the prospectus or summary prospectus carefully before investing.

The Amana Developing World Fund began operations September 28, 2009, and is not yet rated by Morningstar or Lipper.

1 By regulation, expense ratios shown in this table are as of the Funds' most recent prospectus which is dated September 9, 2011 and incorporates results for the fiscal year ended May 31, 2011. Ratios presented in this table differ from the expense ratios shown elsewhere in this report as they represent different fiscal periods. Also by regulation, the performance in this table represents the most recent calendar quarter-end performance rather than performance through the Funds' most recent fiscal period. Average annual total returns include changes in principal value, reinvested dividends and capital gain distributions, if any.

2 Source: Morningstar December 31, 2011. Morningstar, Inc. is an independent fund performance monitor. For each fund with at least a three-year history, Morningstar calculates a Morningstar Rating™ based on a Morningstar Risk-Adjusted Return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% in each category receive 5 stars, the next 22.5% 4 stars, the next 35% 3 stars, the next 22.5% 2 stars and the bottom 10% receive 1 star. The Overall Morningstar Rating for a fund is derived from a weighted average of performance figures associated with its 3, 5 and 10 year (if applicable) Morningstar Rating metrics.

% Rank in Category: This is the fund's total return percentile rank for the specified time period relative to all funds that have the same Morningstar category. The highest (or most favorable) percentile rank is 1 and the lowest (or least favorable) percentile rank is 100. The top performing fund in a category will always receive a rank of 1. Percentile ranks within categories are most useful in those categories that have a large number of funds.

3 Source: Lipper Inc., A Thomson Reuters Company, December 31, 2011. Lipper Inc. is a nationally recognized organization that ranks performance of mutual funds within a universe of funds that have similar investment objectives. Rankings are based on past performance with capital gains and dividends reinvested.

Fellow Shareowners:

Stock markets declined during the six months ended November 30, 2011, as the economy made little headway and the European financial crisis worsened. For this semi-annual fiscal period, Amana Income declined 6.07%, Amana Growth declined 6.67%, and Amana Developing World fell 6.25%. General market indicators similarly declined: the S&P 500 Index lost 6.25% while the Dow Jones Islamic World Index dropped 10.33%. Domestic U.S. markets generally outperformed international markets in the latter part of 2011.

The Amana Funds follow Islamic principles, which preclude investments in highly leveraged companies and the banking and financial sectors. We favor companies with low debt levels and strong balance sheets, which generally fare better in distressed times. With the market weakening in 2011, we maintained above average cash positions while cautiously increasing our holdings of many attractively priced securities. We benefited as financial stocks widely faltered in 2011.

Top Long-Term Results

Experienced investors know that gains or losses over a short interval tell an incomplete story compared to performance evaluated over a longer time span. That's why the recognition that Amana continues to receive for superlative long-term performance is so important to our shareowners.

Both Amana Income and Amana Growth Funds rank in top 1% for 10 Year performance by Morningstar

Both Amana Income and Amana Growth outperformed the average fund in their Morningstar categories1 for eight of the last ten calendar years, including the most recent year (2011). Also during the last decade, both funds were twice ranked in the top 1% of all funds in their Morningstar categories. The outstanding performance of the Amana Growth and Amana Income Funds is simply summarized by their top 1% performance rankings in their respective categories for the last decade.

Furthermore, Amana's third and newest fund, Amana Developing World, got a grand start on its long-term record by achieving the top 2% performance rank for 2011 in its Morningstar category ("Diversified Emerging Markets"). The Fund returned -7.73% for the year ended 12/31/2011, which compares favorably to its benchmark, the MSCI Emerging Markets Index, which returned -19.86%. This result was achieved mostly by keeping a large portion of the fund in cash, thereby avoiding 2011's broad decline in the emerging markets.

Going Forward

The U.S. economy is slowly improving: employment is creeping up, construction is bouncing off the bottom, and the U.S. dollar strong. Led by exports and inventory restocking, U.S. manufacturing is improving. Consumer confidence is rising, with auto sales driving higher and holiday shopping stronger. Governments are seeing modest increases in tax revenues, placing further expenditure reductions on hold. Central banks are still pushing cash out to the markets. Corporate earnings for 2012 should be even better than 2011, but the outlook for every industry varies.

The future is always different from the past, and we vigilantly watch for significant changes in major trends. Inflation, for example, may be dead for years to come. After a fifty-year expansion built on ever-increasing credit, we now see deleveraging by governments and consumers. Real estate, for example, still has years of stagnation ahead as demand contracts and financing dries up around the globe. Long-term interest rates, good inflation predictors, are at multi-generational lows in many economies. More efficient, web-based organizations are deflationary, meaning the internet's main effect on business is broadly lower prices and less need for employment. Yet, regardless of the trend, Amana will consistently invest in companies with histories of solid revenues, earnings, dividends, and balance sheets.

During the fiscal year ended in May 2011, Amana's assets grew 35%. Unfortunately, in the declining markets of the last six months, assets declined 5% to $3.4 billion. The impact of asset growth on fund expense ratios is twofold. Not only do higher assets help by spreading out fixed expenses, but a fund's advisory fees may also be lowered (for example, to just 0.65% of individual fund assets over $1.5 billion). Although assets declined, we watch expenses carefully and are pleased to report no change in the annualized expense ratio of Amana Income at 1.20% and Amana Growth at 1.14%. For Amana Developing World, the annualized expense ratio fell slightly to 1.58% for the first half of the current fiscal year.

Amana Mutual Funds embody basic principles of sound finance: good governance, transparency, fairness, and risk sharing. Saturna Capital staff work from offices in Bellingham, Chicago, Reno, and Kuala Lumpur (Malaysia) to better serve you. For more information, please visit
www.amanafunds.com or call 1-888/73-AMANA.

Respectfully,

Nicholas Kaiser,
President & Portfolio Manager
(graphic omitted)

Talat Othman,
Independent Board Chairman
(graphic omitted)

1 Amana Income's Morningstar category from 2001 through 2010 was Large Value. It changed categories to Large Blend in May of 2011. Amana Growth's Morningstar category from 2001 through 2011 was Large Growth.

Semi-Annual Report November 30, 2011	3

Performance Summary (as of November 30, 2011)

As of November 30, 2011, the U.S. mutual fund rating service, Morningstar™, honored Amana by awarding both the Income and Growth Funds their highest rating: * * * * * Overall. The strong performance history of both Funds is also illustrated in their high "% Rank in category" standings. Here are the details1:

Morningstar™ Ratings	Overall	10 year	5 year	3 year	1 year
Amana Income Fund — "Large Blend" category
Morningstar Rating™	* * * * *	* * * * *	* * * * *	* * *	n/a
% Rank in category	n/a	1	2	72	30
Funds in category	1,601	819	1,361	1,601	1,811
Amana Growth Fund — "Large Growth" category
Morningstar Rating™	* * * * *	* * * * *	* * * * *	* * *	n/a
% Rank in category	n/a	1	11	52	65
Funds in category	1,470	786	1,255	1,470	1,660
Amana Developing World Fund—"Diversified Emerging Markets" category
Morningstar Rating™	n/a	n/a	n/a	n/a	n/a
% Rank in category	n/a	n/a	n/a	n/a	7
Funds in category	n/a	n/a	n/a	n/a	435

Amana also garnered high marks with Lipper Inc. (A Thomson Reuters Company)2:

Lipper Quintile Rankings	10 year	5 year	3 year	1 year
Amana Income Fund — "Equity Income" category
Quintile Rank	1st	1st	3rd	4th
Absolute Rank / Funds in category	1/106	8/205	151/252	187/288
Amana Growth Fund — "Multi-Cap Growth" category
Quintile Rank	1st	2nd	4th	3rd
Absolute Rank / Funds in category	8/234	83/339	291/424	256/503

Performance data quoted above represents past performance and is no guarantee of future results.

The Amana Developing World Fund began operations September 28, 2009, and is not yet rated by Morningstar or Lipper.

1 Source: Morningstar November 30, 2011. For each fund with at least a three-year history, Morningstar calculates a Morningstar Rating™ based on a Morningstar Risk-Adjusted Return™ measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% in each category receive 5 stars, the next 22.5% 4 stars, the next 35% 3 stars, the next 22.5% 2 stars and the bottom 10% receive 1 star. The Overall Morningstar Rating™ for a fund is derived from a weighted average of performance figures associated with its 3, 5, and 10 year (if applicable) Morningstar Rating™ metrics.

% Rank in Category: This is the fund's total return percentile rank for the specified time period relative to all funds that have the same Morningstar category. The highest (or most favorable) percentile rank is 1 and the lowest (or least favorable) percentile rank is 100. The top performing fund in a category will always receive a rank of 1. Percentile ranks within categories are most useful in those categories that have a large number of funds.

2 Source: Lipper Inc., A Thomson Reuters Company, November 30, 2011. Lipper Inc. is a nationally recognized organization that ranks performance of mutual funds within a universe of funds that have similar investment objectives. Quintile Rankings are based on past performance with capital gains and dividends reinvested.

4	Semi-Annual Report November 30, 2011

Amana Income Fund: Performance Summary

Average Annual Returns as of November 30, 2011

	10 year	5 year	1 year	Expense Ratio¹
Amana Income Fund	8.38%	4.06%	6.77%	1.21%
S&P 500 Index	2.90%	-0.17%	7.83%	N/A

Growth of $10,000

Comparison of any mutual fund to a market index must be made bearing in mind that the index is unmanaged, and expense-free. Conversely, the Fund will (1) be actively managed; (2) have an objective other than mirroring the index, such as limiting risk; (3) bear transaction and other operational costs; (4) stand ready to buy and sell its securities to shareowners on a daily basis; and (5) provide a wide range of services. The graph compares $10,000 invested in the Fund on November 30, 2001, to an identical amount invested in the S&P 500 Index, a broad-based stock market index. The graph shows that an investment in the Fund would have risen to $22,353 versus $13,316 in the Index.
Past performance does not guarantee future results. The "Growth of $10,000" graph and "Average Annual Returns" performance table assume the reinvestment of dividends and capital gains. They do not reflect the deduction of taxes that a shareowner might pay on fund distributions or the redemption of fund shares, nor do they reflect the potential deduction of a 2% redemption fee on shares held less than 90 calendar days.

[1] By regulation, expense ratios shown in this table are as of the Funds' most recent prospectus which is dated September 9, 2011, and incorporates results for the fiscal year ended May 31, 2011. Ratios presented in this table differ from the expense ratios shown elsewhere in this report as they represent different fiscal periods.

Fund Objective

The objectives of the Income Fund are current income and preservation of capital, consistent with Islamic principles; current income is its primary objective.

Top Ten Holdings		Portfolio Diversification
Issue	% of Fund Assets
Intel	2.3%
Nike	2.3%
Exxon Mobil	2.2%
W.W. Grainger	2.2%
Colgate-Palmolive	2.1%
Canadian National Railway	2.1%
Eli Lilly	2.0%
Bristol-Myers Squibb	2.0%
Procter & Gamble	2.0%
PepsiCo	2.0%
Industry weightings are shown as a percentage of total net assets.

Semi-Annual Report November 30, 2011	5

Amana Income Fund: Schedule of Investments

Common Stocks — 86.9%	Symbol	Number of Shares	Cost	Market Value	Percentage of Assets
Aerospace
United Technologies	UTX	250,000	$14,326,611	$19,150,000	1.5%

Automotive
Genuine Parts	GPC	400,000	15,835,680	23,400,000	1.8%

Chemicals
Air Products & Chemicals	APD	250,000	16,422,819	20,937,500	1.6%
BASF ADS	BASFY	140,000	5,118,606	10,193,400	0.8%
E.I. du Pont de Nemours	DD	400,000	17,038,299	19,088,000	1.5%
Methanex	MEOH	300,000	5,849,587	7,335,000	0.6%
Praxair	PX	220,000	16,103,769	22,440,000	1.7%
RPM International	RPM	180,000	3,642,493	4,248,000	0.3%
			64,175,573	84,241,900	6.5%

Computers
Intel	INTC	1,200,000	21,854,225	29,892,000	2.3%
Microchip Technology	MCHP	600,000	17,526,721	20,946,000	1.6%
Microsoft	MSFT	1,000,000	24,161,315	25,580,000	2.0%
Taiwan Semiconductor ADS	TSM	1,500,000	16,043,323	19,380,000	1.5%
			79,585,584	95,798,000	7.4%

Cosmetics & Toiletries
Procter & Gamble	PG	400,000	23,489,880	25,828,000	2.0%

Diversified Operations
3M	MMM	200,000	13,704,248	16,208,000	1.2%
Carlisle Companies	CSL	490,000	15,157,306	21,854,000	1.7%
Honeywell International	HON	450,000	20,022,265	24,367,500	1.9%
Johnson Controls	JCI	600,000	17,273,567	18,888,000	1.4%
PPG Industries	PPG	175,000	10,930,093	15,356,250	1.2%
			77,087,479	96,673,750	7.4%

Energy
Cenovus Energy	CVE	400,000	10,078,223	13,356,000	1.0%
ConocoPhillips	COP	330,000	17,686,736	23,535,600	1.8%
EnCana	ECA	500,000	14,406,364	10,025,000	0.8%
Exxon Mobil	XOM	350,000	23,656,109	28,154,000	2.2%
Total ADS	TOT	375,000	20,975,782	19,402,500	1.5%
			86,803,214	94,473,100	7.3%

Financial
Dun & Bradstreet	DNB	200,000	15,599,260	13,974,000	1.1%

Food Production
General Mills	GIS	600,000	19,156,589	23,970,000	1.8%
JM Smucker	SJM	250,000	13,340,013	18,995,000	1.5%
Kellogg	K	400,000	19,891,738	19,664,000	1.5%
McCormick & Co.	MKC	300,000	14,110,805	14,610,000	1.1%

Continued on next page.

The accompanying notes are an integral part of these financial statements.

6	Semi-Annual Report November 30, 2011

Amana Income Fund: Schedule of Investments

Common Stocks — 86.9%	Symbol	Number of Shares	Cost	Market Value	Percentage of Assets
Food Production (continued)
PepsiCo	PEP	400,000	$25,131,621	$25,600,000	2.0%
Unilever ADS	UL	325,000	8,850,327	10,929,750	0.8%
			100,481,093	113,768,750	8.7%

Industrial Automation/Robotics
Rockwell Automation	ROK	325,000	15,208,967	24,384,750	1.9%

Instruments — Control
Parker Hannifin	PH	275,000	12,527,667	22,764,500	1.7%

Machinery
Emerson Electric	EMR	450,000	20,934,219	23,512,500	1.8%
W.W. Grainger	GWW	150,000	14,706,937	28,035,000	2.2%
			35,641,156	51,547,500	4.0%

Medical
Abbott Laboratories	ABT	350,000	17,540,979	19,092,500	1.5%
AstraZeneca ADS	AZN	320,000	13,975,286	14,713,600	1.1%
Becton, Dickinson & Co.	BDX	210,000	15,293,814	15,493,800	1.2%
Bristol-Myers Squibb	BMY	800,000	19,124,096	26,176,000	2.0%
Eli Lilly	LLY	700,000	26,962,537	26,495,000	2.0%
GlaxoSmithKline ADS	GSK	500,000	19,063,026	22,240,000	1.7%
Johnson & Johnson	JNJ	310,000	19,094,962	20,063,200	1.6%
Novartis ADR	NVS	450,000	22,518,080	24,354,000	1.9%
Pfizer	PFE	1,200,000	22,076,629	24,084,000	1.8%
			175,649,409	192,712,100	14.8%

Metal Ores
Freeport-McMoRan Copper & Gold	FCX	400,000	13,486,801	15,840,000	1.2%

Paper & Paper Products
Kimberly-Clark	KMB	300,000	19,381,392	21,441,000	1.6%

Publishing
Pearson ADS	PSO	300,000	4,106,896	5,451,000	0.4%

Shoes & Related Apparel
Nike	NKE	310,000	18,670,512	29,815,800	2.3%

Soap & Cleaning Preparants
Colgate-Palmolive	CL	300,000	21,167,901	27,450,000	2.1%

Steel
Nucor	NUE	200,000	9,270,293	7,886,000	0.6%
Tenaris ADR	TS	110,000	3,439,736	4,100,800	0.3%
United States Steel	X	250,000	9,928,676	6,825,000	0.5%
			22,638,705	18,811,800	1.4%

Continued on next page.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report November 30, 2011	7

Amana Income Fund: Schedule of Investments

Common Stocks — 86.9%	Symbol	Number of Shares	Cost	Market Value	Percentage of Assets
Telecommunications
Chunghwa Telecom ADR	CHT	552,654	$12,673,535	$18,475,223	1.4%
SK Telecom ADR	SKM	200,000	3,548,270	2,958,000	0.3%
Telus	TU	100,000	4,478,065	5,126,000	0.4%
Vodafone Group ADS	VOD	250,000	6,685,242	6,787,500	0.5%
			27,385,112	33,346,723	2.6%

Tools
Illinois Tool Works	ITW	500,000	23,226,178	22,720,000	1.7%
Regal-Beloit	RBC	100,000	4,068,804	5,266,000	0.4%
Stanley Black & Decker	SWK	100,000	6,793,209	6,543,000	0.5%
			34,088,191	34,529,000	2.6%

Transportation
Canadian National Railway	CNI	350,000	16,700,299	27,146,000	2.1%
Canadian Pacific Railway	CP	90,000	4,930,334	5,416,200	0.4%
United Parcel Service	UPS	300,000	19,152,084	21,525,000	1.7%
			40,782,717	54,087,200	4.2%

Utilities
E.ON ADS	EONGY	300,000	11,860,343	7,434,000	0.6%
Enersis ADS	ENI	200,000	4,040,000	3,554,000	0.3%
National Fuel Gas	NFG	130,000	5,585,953	7,533,500	0.6%
NextEra Energy	NEE	150,000	8,001,732	8,316,000	0.6%
Sempra Energy	SRE	40,000	1,451,126	2,127,600	0.1%
Telstra ADR	TLSYY	150,000	2,505,532	2,461,500	0.2%
			33,444,686	31,426,600	2.4%

Total Equities			$951,564,486	$1,130,915,473	86.9%

Halal Income — 0.4%	Coupon/Maturity		Face Amount	Market Value	Percentage of Assets
Sukuk
1Malaysia Sukuk	3.928% due 06/04/2015		$5,000,000	$5,169,100	0.4%

Total investments		Cost = $956,856,500		1,136,084,573	87.3%
Other assets (net of liabilities)				165,417,830	12.7%
Total net assets				$1,301,502,403	100.0%
ADS: American Depositary Share ADR: American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

8	Semi-Annual Report November 30, 2011

Amana Income Fund

Statement of Assets and Liabilities
As of November 30, 2011

Assets
Investments in securities, at value (Cost $956,856,500)	$1,136,084,573
Cash	165,387,005
Dividends and income receivable	4,578,493
Receivable for Fund shares sold	874,016
Insurance reserve premium	2,529
Total assets		1,306,926,616
Liabilities
Payable for Fund shares redeemed	4,139,927
Payable to affiliates	1,265,569
Accrued expenses	18,717
Total liabilities		5,424,213
Net Assets		$1,301,502,403

Analysis of Net Assets
Paid-in capital (unlimited shares authorized, without par value)	$1,105,514,346
Undistributed net investment income	10,356,733
Accumulated net realized gain	6,403,251
Unrealized net appreciation on investments	179,228,073
Net assets applicable to Fund shares outstanding		$1,301,502,403

Fund shares outstanding		40,861,644

Net asset value, offering and redemption price per share		$31.85

Statement of Operations
Period ended November 30, 2011

Investment income
Dividends (net of foreign taxes of $508,773)	$17,559,162
Halal income	54,804
Miscellaneous income	845
Gross investment income		17,614,811
Expenses
Investment adviser fees	5,591,101
Distribution fees	1,613,015
Shareowner servicing fees	324,830
Printing and postage	85,590
Trustee fees	36,641
Custodian fees	29,697
Filing and registration fees	24,350
Chief Compliance Officer expenses	19,595
Professional fees	19,151
Retirement plan custodial fees	14,999
Other expenses	6,112
Total gross expenses	7,765,081
Less custodian fees credits	(29,697)
Net expenses		7,735,384
Net investment income		$9,879,427

Net realized gain from investments and foreign currency		$19,512,462
Net decrease in unrealized appreciation on investments		(116,489,907)
Net loss on investments		$(96,977,445)

Net decrease in net assets resulting from operations		$(87,098,018)

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report November 30, 2011	9

Amana Income Fund

Statements of Changes in Net Assets	Period ended November 30, 2011	Year ended May 31, 2011
Increase (decrease) in net assets from operations:
From operations
Net investment income	$9,879,427	$17,825,516
Net realized gain (loss) on investments	19,512,462	(4,531,096)
Net increase (decrease) in unrealized appreciation	(116,489,907)	264,288,017
Net increase (decrease) in net assets	(87,098,018)	277,582,437
Distributions to shareholders from
Net investment income	-	(17,684,121)
Total distributions	-	(17,684,121)
Capital share transactions
Proceeds from sales of shares	180,093,189	374,079,765
Value of shares issued in reinvestment of dividends	-	16,831,244
Early redemption fees retained	228,706	146,255
Cost of shares redeemed	(191,717,996)	(318,813,044)
Net increase (decrease) in net assets	(11,396,101)	72,244,220
Total increase (decrease) in net assets	(98,494,119)	332,142,536

Net assets
Beginning of period	1,399,996,522	1,067,853,986
End of period	1,301,502,403	1,399,996,522

Undistributed net investment income	$10,356,733	$477,306

Shares of the Fund sold and redeemed
Number of shares sold	5,758,159	12,091,156
Number of shares issued in reinvestment of dividends	-	511,170
Number of shares redeemed	(6,184,684)	(10,462,605)
Net increase (decrease) in number of shares outstanding	(426,525)	2,139,721

Financial Highlights	Period ended	For year ended May 31,
Selected data per share of outstanding capital stock throughout each period:	Nov. 30, 2011	2011	2010	2009	2008	2007
Net asset value at beginning of period	$33.91	$27.28	$24.27	$31.49	$30.99	$25.46
Income from investment operations
Net investment income	0.24	0.44	0.35	0.34[1]	0.22[1]	0.26[1]
Net gain (loss) on securities (both realized and unrealized)	(2.31)	6.63	3.01	(7.28)	0.89	5.87
Total from investment operations	(2.07)	7.07	3.36	(6.94)	1.11	6.13
Less distributions
Dividends (from net investment income)	-	(0.44)	(0.35)	(0.28)	(0.18)	(0.20)
Distributions (from capital gains)	-	-	-	(0.01)	(0.43)	(0.41)
Total distributions	-	(0.44)	(0.35)	(0.29)	(0.61)	(0.61)
Paid-in capital from early redemption fees	0.01	0.00[2]	0.00[2]	0.01	0.00[2]	0.01

Net asset value at end of period	$31.85	$33.91	$27.28	$24.27	$31.49	$30.99

Total Return	(6.07)%	25.97%	13.80%	(22.01)%	3.61%	24.31%

Ratios / supplemental data
Net assets ($000), end of period	$1,301,502	$1,399,997	$1,067,854	$691,412	$493,916	$233,761
Ratio of expenses to average net assets
Before custodian fee credits	0.60%	1.21%	1.26%	1.33%	1.33%	1.38%
After custodian fee credits	0.60%	1.20%	1.25%	1.32%	1.32%	1.37%
Ratio of net investment income after custodian fee credits to average net assets	0.77%	1.47%	1.33%	1.39%	0.71%	0.95%
Portfolio turnover rate	1%	3%	5%	6%	2%	14%
[1]Calculated using average shares outstanding		[2] Amount is less than $0.01

The accompanying notes are an integral part of these financial statements.

10	Semi-Annual Report November 30, 2011

Amana Growth Fund: Performance Summary

Average Annual Returns as of November 30, 2011

	10 Year	5 Year	1 Year	Expense Ratio[1]
Amana Growth Fund	7.42%	3.72%	3.03%	1.14%
S&P 500 Index	2.90%	-0.17%	7.83%	N/A
Russell 2000 Index	6.21%	0.09%	2.76%	N/A

Growth of $10,000

Comparison of any mutual fund to a market index must be made bearing in mind that the index is unmanaged, and expense-free. Conversely, the Fund will (1) be actively managed; (2) have an objective other than mirroring the index, such as limiting risk; (3) bear transaction and other operational costs; (4) stand ready to buy and sell its securities to shareowners on a daily basis; and (5) provide a wide range of services. The graph compares $10,000 invested in the Fund on November 30, 2001, to an identical amount invested in the S&P 500 Index and the Russell 2000 Index, broad-based stock market indices. The graph shows that an investment in the Fund would have risen to $20,464 versus $13,316 in the S&P 500 Index and $16,024 in the Russell 2000 Index. The Fund is replacing the Russell 2000 Index with the S&P 500 Index used in these comparisons to better reflect the makeup of its portfolio.
Past performance does not guarantee future results. The "Growth of $10,000" graph and "Average Annual Returns" performance table assume the reinvestment of dividends and capital gains. They do not reflect the deduction of taxes that a shareowner might pay on fund distributions or the redemption of fund shares, nor do they reflect the potential deduction of a 2% redemption fee on shares held less than 90 calendar days.

[1] By regulation, expense ratios shown in this table are as of the Funds' most recent prospectus which is dated September 9, 2011, and incorporates results for the fiscal year ended May 31, 2011. Ratios presented in this table differ from the expense ratios shown elsewhere in this report as they represent different fiscal periods.

Fund Objective

The primary objective of the Growth Fund is long-term capital growth, consistent with Islamic principles.

Top Ten Holdings		Portfolio Diversification
Issue	% of Fund Assets
Apple	3.6%
Humana	2.7%
Intuit	2.3%
International Business Machines	2.2%
Hansen Natural	2.2%
Qualcomm	2.1%
Intel	2.0%
Google	2.0%
Johnson & Johnson	1.8%
Amazon.com	1.8%
Industry weightings are shown as a percentage of total net assets.

Semi-Annual Report November 30, 2011	11

Amana Growth Fund: Schedule of Investments

Common Stocks	Symbol	Number of Shares	Cost	Market Value	Percentage of Assets
Aerospace
Crane	CR	300,000	$10,212,899	$14,397,000	0.7%

Automotive
Gentex	GNTX	450,000	7,740,569	13,266,000	0.6%
Genuine Parts	GPC	125,000	5,729,519	7,312,500	0.4%
			13,470,088	20,578,500	1.0%

Building
Fastenal	FAST	800,000	20,471,439	33,320,000	1.6%
Lowe's	LOW	900,000	21,982,605	21,609,000	1.0%
			42,454,044	54,929,000	2.6%

Business Services
Convergys[1]	CVG	730,000	11,075,321	9,431,600	0.4%
Gartner[1]	IT	150,000	2,608,745	5,674,500	0.3%
			13,684,066	15,106,100	0.7%

Chemicals
Potash Corp. of Saskatchewan	POT	825,000	17,356,813	35,755,500	1.7%

Computers
Adobe Systems[1]	ADBE	1,100,000	33,620,363	30,162,000	1.4%
Akamai Technologies[1]	AKAM	1,000,000	21,444,890	28,910,000	1.4%
Apple[1]	AAPL	200,000	12,024,718	76,440,000	3.6%
Cisco Systems	CSCO	2,000,000	39,273,610	37,280,000	1.7%
Cree[1]	CREE	650,000	19,048,088	16,172,000	0.8%
Hewlett-Packard	HPQ	1,000,000	38,127,844	27,950,000	1.3%
Infosys ADS	INFY	650,000	30,739,420	33,553,000	1.6%
Intel	INTC	1,700,000	33,143,860	42,347,000	2.0%
International Business Machines	IBM	250,000	26,711,857	47,000,000	2.2%
Intuit	INTU	900,000	27,960,568	47,916,000	2.3%
Oracle	ORCL	1,200,000	24,929,690	37,620,000	1.8%
SanDisk[1]	SNDK	370,000	15,992,445	18,244,700	0.9%
SAP ADS	SAP	400,000	21,696,374	23,984,000	1.1%
Taiwan Semiconductor ADS	TSM	1,243,297	12,977,323	16,063,397	0.8%
Xilinx	XLNX	600,000	14,947,540	19,626,000	0.9%
			372,638,590	503,268,097	23.8%

Cosmetics & Toiletries
Estee Lauder	EL	270,000	20,661,313	31,854,600	1.5%

Diversified Operations
Corning	GLW	300,000	5,811,860	3,981,000	0.2%

Electronics
Agilent Technologies[1]	A	900,000	22,797,417	33,750,000	1.6%
ASML Holding NV	ASML	400,000	15,682,460	15,812,000	0.8%

Continued on next page.

The accompanying notes are an integral part of these financial statements.

12	Semi-Annual Report November 30, 2011

Amana Growth Fund: Schedule of Investments

Common Stocks	Symbol	Number of Shares	Cost	Market Value	Percentage of Assets
Electronics (continued)
EMCOR[1]	EME	700,000	$14,885,660	$17,941,000	0.8%
Qualcomm	QCOM	800,000	30,482,851	43,840,000	2.1%
Trimble Navigation[1]	TRMB	800,000	18,062,314	34,464,000	1.6%
			101,910,702	145,807,000	6.9%

Energy
Cenovus Energy	CVE	600,000	15,281,153	20,034,000	0.9%
EnCana	ECA	400,000	9,640,384	8,020,000	0.4%
Suncor Energy	SU	700,000	25,488,281	21,014,000	1.0%
			50,409,818	49,068,000	2.3%

Food Production
Danone ADS	DANOY	410,674	6,533,458	5,416,790	0.2%
Hansen Natural[1]	HANS	500,000	17,532,666	46,100,000	2.2%
PepsiCo	PEP	600,000	36,524,584	38,400,000	1.8%
			60,590,708	89,916,790	4.2%

Medical
Amgen	AMGN	600,000	33,635,381	34,746,000	1.6%
Dentsply International	XRAY	600,000	18,624,875	21,666,000	1.0%
Eli Lilly	LLY	650,000	23,224,550	24,602,500	1.2%
Express Scripts[1]	ESRX	500,000	14,750,032	22,825,000	1.1%
Humana	HUM	650,000	24,303,411	57,642,000	2.7%
Johnson & Johnson	JNJ	600,000	36,611,701	38,832,000	1.8%
Novartis ADR	NVS	650,000	30,201,783	35,178,000	1.7%
Novo Nordisk ADS	NVO	200,439	7,665,243	22,759,849	1.1%
Stryker	SYK	300,000	15,657,168	14,649,000	0.7%
VCA Antech[1]	WOOF	550,000	16,450,532	10,813,000	0.5%
Zimmer[1]	ZMH	225,000	14,203,045	11,373,750	0.5%
			235,327,721	295,087,099	13.9%

Metal Ores
Anglo American ADR	AAUKY	1,327,000	18,407,333	25,226,270	1.2%

Office Equipment
Canon ADS	CAJ	600,000	25,251,687	27,006,000	1.3%
Staples	SPLS	400,000	9,422,170	5,764,000	0.2%
			34,673,857	32,770,000	1.5%

Publishing
John Wiley & Sons	JW/A	100,000	3,474,490	4,810,000	0.2%

Retail
Amazon.com[1]	AMZN	200,000	16,562,781	38,458,000	1.8%
Bed Bath & Beyond[1]	BBBY	250,000	9,734,534	15,127,500	0.7%
Best Buy	BBY	800,000	33,456,947	21,672,000	1.0%
Google[1]	GOOG	70,000	29,963,847	41,957,300	2.0%

Continued on next page.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report November 30, 2011	13

Amana Growth Fund: Schedule of Investments

Common Stocks	Symbol	Number of Shares	Cost	Market Value	Percentage of Assets
Retail (continued)
PetSmart	PETM	600,000	$14,279,974	$28,950,000	1.4%
TJX Companies	TJX	600,000	25,691,300	37,020,000	1.8%
Urban Outfitters[1]	URBN	337,747	12,444,742	9,112,414	0.4%
			142,134,125	192,297,214	9.1%

Soap & Cleaning Preparants
Church & Dwight	CHD	623,067	22,495,333	27,570,715	1.3%
Clorox	CLX	375,000	21,791,092	24,360,000	1.2%
			44,286,425	51,930,715	2.5%

Telecommunications
America Movil ADS	AMX	1,100,000	22,050,820	26,202,000	1.2%
Harris	HRS	700,000	25,887,425	24,920,000	1.2%
Rogers Communications	RCI	200,000	7,766,973	7,406,000	0.3%
Turkcell Iletisim Hizmetleri ADR[1]	TKC	100,000	1,158,550	1,260,000	0.1%
			56,863,768	59,788,000	2.8%

Tools
Lincoln Electric Holdings	LECO	500,000	13,126,984	19,740,000	0.9%
Regal-Beloit	RBC	200,000	10,514,598	10,532,000	0.5%
			23,641,582	30,272,000	1.4%

Toys/Games
JAKKS Pacific	JAKK	200,000	2,559,408	3,818,000	0.2%
Mattel	MAT	200,000	5,478,474	5,762,000	0.3%
			8,037,882	9,580,000	0.5%

Transportation
Canadian Pacific Railway	CP	175,000	10,657,415	10,531,500	0.5%
LAN Airlines ADS	LFL	600,000	7,940,338	14,082,000	0.6%
Norfolk Southern	NSC	500,000	26,797,903	37,770,000	1.8%
Union Pacific	UNP	80,000	7,859,376	8,272,800	0.4%
United Parcel Service	UPS	500,000	33,511,923	35,875,000	1.7%
			86,766,955	106,531,300	5.0%

Total investments		Cost = $1,362,815,039		1,772,954,185	83.7%
Other assets (net of liabilities)				345,776,644	16.3%
Total net assets				$2,118,730,829	100.0%
[1] Non-Income producing security ADR: American Depositary Receipt ADS: American Depositary Share

The accompanying notes are an integral part of these financial statements.

14	Semi-Annual Report November 30, 2011

Amana Growth Fund

Statement of Assets and Liabilities
As of November 30, 2011

Assets
Investments in securities, at value (Cost $1,362,815,039)	$1,772,954,185
Cash	347,050,576
Dividends	3,027,293
Receivable for Fund shares sold	1,087,130
Total assets		2,124,119,184
Liabilities
Payable for Fund shares redeemed	3,422,880
Payable to affiliates	1,956,549
Accrued expenses	8,926
Total liabilities		5,388,355
Net assets		$2,118,730,829

Analysis of Net Assets
Paid-in capital (unlimited shares authorized, without par value)	$1,717,766,416
Undistributed net investment income	1,469,553
Accumulated net realized loss	(10,644,286)
Unrealized net appreciation on investments and foreign currency	410,139,146
Net assets applicable to Fund shares outstanding		$2,118,730,829

Fund shares outstanding		87,101,378

Net asset value, offering and redemption price per share		$24.32

Statement of Operations
Period ended November 30, 2011

Investment income
Dividends (net of foreign taxes of $403,236)	$12,856,816
Miscellaneous income	683
Gross investment income		12,857,499
Expenses
Investment adviser fees	8,029,345
Distribution fees	2,509,705
Shareowner servicing fees	553,809
Printing and postage	131,432
Trustee fees	56,797
Professional fees	46,886
Custodian fees	45,023
Chief Compliance Officer expenses	28,968
Filing and registration fees	24,705
Retirement plan custodial fees	22,087
Total gross expenses	11,448,757
Less custodian fees credits	(45,023)
Net expenses		11,403,734
Net investment income		$1,453,765

Net realized gain from investments and foreign currency		$7,273,988
Net decrease in unrealized appreciation on investments and foreign currency		(155,796,040)
Net loss on investments	$(148,522,052)

Net decrease in net assets resulting from operations	$(147,068,287)

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report November 30, 2011	15

Amana Growth Fund

Statements of Changes in Net Assets	Period ended Nov. 30, 2010	Year ended May 31, 2011
Increase (decrease) in net assets from operations:
From operations
Net investment income (loss)	$1,453,765	$1,297,886
Net realized gain (loss) on investments	7,273,988	(4,811,788)
Net increase (decrease) in unrealized appreciation	(155,796,040)	379,893,332
Net increase (decrease) in net assets	(147,068,287)	376,379,430
Distributions to shareholders from
Net investment income	-	(1,286,896)
Total distributions	-	(1,286,896)
Capital share transactions
Proceeds from sales of shares	429,727,988	732,043,119
Value of shares issued in reinvestment of dividends	-	1,225,870
Early redemption fees retained	206,372	280,638
Cost of shares redeemed	(374,403,608)	(494,860,324)
Net increase in net assets	55,530,752	238,689,303
Total increase (decrease) in net assets	(91,537,535)	613,781,837

Net assets
Beginning of period	2,210,268,364	1,596,486,527
End of period	2,118,730,829	2,210,268,364

Undistributed net investment income	$1,469,553	$15,788

Shares of the Fund sold and redeemed
Number of shares sold	18,049,682	30,361,617
Number of shares issued in reinvestment of dividends	-	47,898
Number of shares redeemed	(15,739,987)	(20,948,656)
Net increase in number of shares outstanding	2,309,695	9,460,859

Financial Highlights	Period ended	For year ended May 31,
Selected data per share of outstanding capital stock throughout each period:	Nov. 30, 2011	2011	2010	2009	2008	2007
Net asset value at beginning of period	$26.07	$21.19	$17.69	$23.26	$22.80	$18.76
Income from investment operations
Net investment income (loss)	0.02	0.02	(0.01)	(0.02)	(0.09)	(0.09)[1]
Net gain (loss) on securities (both realized and unrealized)	(1.77)	4.88	3.51	(5.48)	0.75	4.13
Total from investment operations	(1.75)	4.90	3.50	(5.50)	0.66	4.04
Less distributions
Dividends (from net investment income)	-	(0.02)	-	-	-	-
Distributions (from capital gains)	-	-	-	(0.07)	(0.20)	-
Total distributions	-	(0.02)	-	(0.07)	(0.20)	-
Paid-in capital from early redemption fees	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.00[2]

Net asset value at end of period	$24.32	$26.07	$21.19	$17.69	$23.26	$22.80

Total return	(6.67)%	23.10%	19.79%	(23.63)%	2.91%	21.54%

Ratios / supplemental data
Net assets ($000), end of period	$2,118,731	$2,210,268	$1,596,487	$1,046,881	$758,498	$514,247
Ratio of expenses to average net assets
Before custodian fee credits	0.57%	1.14%	1.21%	1.31%	1.31%	1.36%
After custodian fee credits	0.57%	1.14%	1.20%	1.30%	1.29%	1.36%
Ratio of net investment income (loss) after custodian fee credits to average net assets	0.07%	0.07%	(0.05)%	(0.16)%	(0.39)%	(0.43)%
Portfolio turnover rate	3%	5%	5%	6%	7%	9%
[1]Calculated using average shares outstanding		[2]Amount is less than $0.01

The accompanying notes are an integral part of these financial statements.

16	Semi-Annual Report November 30, 2011

Amana Developing World Fund: Performance Summary

Average Annual Returns as of November 30, 2011

	10 Year	5 Year	1 Year	Expense Ratio[1]
Amana Developing World Fund	n/a	n/a	-4.85%	1.61%
MSCI Emerging Markets Index	14.84%	3.69%	-11.47%	N/A

Growth of $10,000

The Amana Developing World Fund commenced operations September 28, 2009.	Comparison of any mutual fund to a market index must be made bearing in mind that the index is unmanaged, and expense-free. Conversely, the Fund will (1) be actively managed; (2) have an objective other than mirroring the index, such as limiting risk; (3) bear transaction and other operational costs; (4) stand ready to buy and sell its securities to shareowners on a daily basis; and (5) provide a wide range of services. The graph compares $10,000 invested in the Fund on September 28, 2009, to an identical amount invested in the MSCI Emerging Markets Index, a broad-based international equity index. The graph shows that an investment in the Fund would have risen to $10,200 versus $10,167 in the Index.
Past performance does not guarantee future results. The "Growth of $10,000" graph assumes the reinvestment of dividends and capital gains. It does not reflect the deduction of taxes that a shareowner might pay on fund distributions or the redemption of fund shares, nor do they reflect the potential deduction of a 2% redemption fee on shares held less than 90 calendar days.

1 By regulation, expense ratios shown in this table are as of the Funds' most recent prospectus which is dated September 9, 2011, and incorporates results for the fiscal year ended May 31, 2011. Ratios presented in this table differ from the expense ratios shown elsewhere in this report as they represent different fiscal periods.

Fund Objective

The primary objective of the Developing World Fund is long-term capital growth consistent with Islamic principles.

Top Ten Holdings		Portfolio Diversification
Issue	% of Fund Assets
VF	2.5%
Mead Johnson Nutrition Class A	2.1%
LAN Airlines ADS	2.0%
Sasol ADS	1.9%
Alamos Gold	1.8%
KPJ Healthcare	1.8%
Colgate-Palmolive	1.8%
Vale ADR	1.8%
MercadoLibre	1.7%
Millicom	1.7%
Industry weightings are shown as a percentage of total net assets.

Semi-Annual Report November 30, 2011	17

Amana Developing World Fund: Schedule of Investments

Common Stocks	Symbol	Number of Shares	Cost	Market Value	Country[1]	Percentage of Assets
Agricultural Operations
IOI	IOI MK	160,000	$281,419	$257,123	Malaysia	1.6%

Automotive
Ford Otomotiv Sanayi	FROTO TI	30,000	273,576	241,214	Turkey	1.5%

Building
PT Semen Gresik	SMGR IJ	200,000	176,538	208,115	Indonesia	1.3%

Computers
Infosys ADS	INFY	4,000	238,040	206,480	India	1.3%

Energy
China Petroleum and Chemical ADR	SNP	800	69,678	85,080	China	0.5%
Pacific Rubiales	PRE CN	8,000	241,327	171,067	Colombia[3]	1.0%
Petroleo Brasileiro ADR	PBR	4,000	158,466	107,960	Brazil	0.7%
Sasol ADS	SSL	6,500	316,702	311,415	South Africa	1.9%
			786,173	675,522		4.1%

Fertilizers
Quimica y Minera Chile ADS	SQM	4,000	217,358	229,360	Chile	1.4%

Food Items Wholesale
Mead Johnson Nutrition, Class A	MJN	4,500	259,886	339,120	Global[4]	2.1%

Food Production
Danone ADS	DANOY	18,000	224,470	237,420	France	1.4%

Housing
MRV Engenharia e Participacoes	MRVE3 BZ	30,000	248,230	193,270	Brazil	1.2%

Internet Content
Baidu.com ADR[2]	BIDU	2,000	110,606	261,980	China[3]	1.6%

Machinery
Nidec ADR	NJ	4,692	97,921	106,368	China[3]	0.6%

Medical
Dr. Reddy's Laboratories ADR	RDY	8,000	223,969	240,320	India	1.5%
Kalbe Farma PT	KLBF IJ	500,000	200,463	197,847	Indonesia	1.2%
KPJ Healthcare	KPJ MK	220,000	270,186	295,578	Malaysia	1.8%
Mindray Medical International	MR	4,000	127,383	107,920	China[3]	0.7%
Richter Gedeon	RICHT HB	1,000	199,260	151,469	Hungary	0.9%
			1,021,261	993,134		6.1%

Metal Ores
Alamos Gold	AGI CN	17,500	270,269	295,971	Mexico[3]	1.8%
Anglo American ADR	AAUKY	10,500	226,120	199,605	South Africa[3]	1.2%
Freeport-McMoRan Copper & Gold	FCX	4,000	221,385	158,400	Indonesia[3]	1.0%
Impala Platinum ADS	IMPUY	4,000	111,415	84,200	South Africa	0.5%

Continued on next page.

The accompanying notes are an integral part of these financial statements.

18	Semi-Annual Report November 30, 2011

Amana Developing World Fund: Schedule of Investments

Common Stocks	Symbol	Number of Shares	Cost	Market Value	Country[1]	Percentage of Assets
Metal Ores (continued)
Southern Copper	SCCO	4,000	$150,279	$124,520	Peru[3]	0.8%
Sterlite Industries ADR	SLT	2,000	31,380	16,120	India	0.1%
Tenaris ADR	TS	4,500	186,005	167,760	Argentina[3]	1.0%
Vale ADR	VALE	12,500	341,208	290,625	Brazil	1.8%
			1,538,061	1,337,201		8.2%

Retail
MercadoLibre	MELI	3,200	193,362	280,608	Brazil[3]	1.7%

Soap & Cleaning Preparants
Colgate-Palmolive	CL	3,200	253,275	292,800	Global[4]	1.8%

Telecommunications
America Movil ADS	AMX	8,000	204,225	190,560	Mexico	1.2%
Millicom	MIC SS	2,500	220,520	272,581	Global[4]	1.7%
MTN Group	MTN SJ	10,000	162,254	180,476	South Africa	1.1%
Telecomunicacoes de Sao Paulo ADR	VIV	8,000	209,602	215,760	Brazil	1.3%
Telekomunikasi Indonesia ADS	TLK	7,000	241,738	229,250	Indonesia	1.4%
Turk Telekomunikasyon	TTKOM TI	30,000	157,547	123,757	Turkey	0.7%
			1,195,886	1,212,384		7.4%

Textiles
VF	VFC	3,000	310,438	416,070	United States	2.5%

Transportation
Companhia de Concessoes Rodoviarias	CCRO3 BZ	32,000	192,106	204,385	Brazil	1.2%
LAN Airlines ADS	LFL	14,000	272,949	328,580	Chile	2.0%
			465,055	532,965		3.2%

Travel & Tourism
Ctrip.com International[2]	CTRP	2,200	108,957	59,840	China[3]	0.3%

Utilities
Companhia Paranaense de Energia-Copel	ELP	5,000	90,684	100,750	Brazil	0.6%
Enersis ADS	ENI	10,000	215,250	177,700	Chile	1.1%
Total Access Communication	DTAC TB	100,000	229,707	261,956	Thailand	1.6%
			535,641	540,406		3.3%

Total investments			$8,536,153	8,621,380		52.6%
Other assets (net of liabilities)				7,771,679		47.4%
Total assets				$16,393,059		100.0%
[1] Country of domicile unless otherwise indicated
[2] Non-income producing security
[3] Denotes country or region of primary exposure
[4] Denotes a worldwide presence, comprising an entity with exposure to many regions and countries

ADR: American Depositary Receipt
ADS: American Depositary Share

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report November 30, 2011	19

Amana Developing World Fund

Statement of Assets and Liabilities
As of November 30, 2011

Assets
Investments in securities, at value (Cost $8,536,153)	$8,621,380
Cash	7,681,820
Receivable for security sales	90,463
Receivable for Fund shares sold	16,302
Prepaid filing and registration	8,332
Dividends	2,672
Total assets		16,420,969
Liabilities
Payable to affiliates	21,848
Accrued expenses	3,087
Payable for Fund shares redeemed	2,975
Total liabilities		27,910
Net assets		$16,393,059

Analysis of Net Assets
Paid-in capital (unlimited shares authorized, without par value)	$16,558,669
Undistributed net investment loss	$(6,340)
Accumulated net realized loss	(245,670)
Unrealized net appreciation on investments	86,400
Net assets applicable to Fund shares outstanding		$16,393,059

Fund shares outstanding		1,606,647

Net asset value, offering and redemption price per share		$10.20

Countries
% of Assets
Argentina	1.0%
Brazil	8.5%
Chile	4.5%
China	3.7%
Colombia	1.0%
France	1.4%
Global	5.6%
Hungary	0.9%
India	2.9%
Indonesia	4.9%
Malaysia	3.4%
Mexico	3.0%
Peru	0.8%
South Africa	4.7%
Thailand	1.6%
Turkey	2.2%
United States	2.5%
Cash and equivalents	47.4%

Statement of Operations
Period ended Nov. 30, 2011

Investment income
Dividends (net of foreign taxes of $9,631)	$120,057
Miscellaneous income	2
Gross investment income		120,059
Expenses
Investment adviser fees	76,334
Distribution fees	20,088
Shareowner servicing fees	13,548
Filing and registration fees	9,993
Retirement plan custodial fees	2,915
Custodian fees	1,931
Printing and postage	1,593
Professional fees	1,380
Trustee fees	391
Chief Compliance Officer expenses	157
Total gross expenses	128,330
Less custodian fees credits	(1,931)
Net expenses		126,399
Net investment loss		$(6,340)

Net realized loss from investments and foreign currency		$(133,115)
Net decrease in unrealized appreciation on investments and foreign currency		(871,881)
Net loss on investments	$(1,004,996)

Net decrease in net assets resulting from operations	$(1,011,336)

The accompanying notes are an integral part of these financial statements.

20	Semi-Annual Report November 30, 2011

Amana Developing World Fund

Statements of Changes in Net Assets	Period ended Nov. 30, 2011	Year ended May 31, 2011
Increase (decrease) in net assets from operations:
From operations
Net investment loss	$(6,340)	$(80,827)
Net realized loss on investments	(133,115)	(110,812)
Net increase (decrease) in unrealized appreciation	(871,881)	965,037
Net increase (decrease) in net assets	(1,011,336)	773,398
Capital share transactions
Proceeds from sales of shares	3,139,724	8,924,610
Value of shares issued in reinvestment of dividends	-	-
Early redemption fees retained	2,935	2,611
Cost of shares redeemed	(1,576,797)	(2,957,735)
Net increase in net assets	1,565,862	5,969,486
Total increase in net assets	554,526	6,742,884

Net assets
Beginning of period	15,838,533	9,095,649
End of period	$16,393,059	$15,838,533

Shares of the Fund sold and redeemed
Number of shares sold	303,250	836,970
Number of shares issued in reinvestment of dividends	-	-
Number of shares redeemed	(152,660)	(276,108)
Net increase in number of shares outstanding	150,590	560,862

Financial Highlights	Period ended	Year ended May 31,	Period ended May 31,
Selected data per share of outstanding capital stock throughout each period:	Nov. 30, 2011	2011	2010
Net asset value at beginning of period	$10.88	$10.16	$10.00
Income from investment operations
Net investment loss	0.00[1]	(0.06)	(0.05)
Net gain (loss) on securities (both realized and unrealized)	(0.68)	0.78	0.21
Total from investment operations	(0.68)	0.72	0.16
Paid-in capital from early redemption fees	0.00[1]	0.00[1]	0.00[1]

Net asset value at end of period	$10.20	$10.88	$10.16

Total return	(6.25)%	7.09%	1.60%

Ratios / supplemental data
Net assets ($000), end of period	$16,393	$15,839	$9,096
Ratio of expenses to average net assets
Before custodian fee credits	0.80%	1.61%	1.59%[2]
After custodian fee credits	0.79%	1.60%	1.58%[2]
Ratio of net investment income (loss) after custodian fee credits to average net assets	(0.77)%	(0.63)%	(1.14)%[2]
Portfolio turnover rate	6%	2%	5%
[1]Amount is less than $0.01		[2]Since inception date 9/28/09, annualized

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report November 30, 2011	21

Notes To Financial Statements

Note 1 — Organization

Amana Mutual Funds Trust (the "Trust") was established under Indiana law as a Business Trust on July 26, 1984. The Trust is registered as a no-load, open-end, diversified series management investment company under the Investment Company Act of 1940, as amended. The Trust restricts its investments to those acceptable to Muslims by investing in accordance with Islamic principles. Three portfolio series have been created. The Income Fund was first authorized to sell shares of beneficial interest to the public on June 23, 1986. The investment objectives of the Income Fund are current income and preservation of capital, consistent with Islamic principles. Current income is its primary objective. The Growth Fund began operations on February 3, 1994. The investment objective of the Growth Fund is long-term capital growth, consistent with Islamic principles. The Developing World Fund began operations on September 28, 2009. The investment objective of the Developing World Fund is long-term capital growth, consistent with Islamic principles.

Note 2 — Unaudited Information

The information in this interim report has not been subject to independent audit.

Note 3 — Significant Accounting Policies

The following is a summary of the significant accounting policies, in conformity with accounting principles generally accepted in the United States of America, which are consistently followed by the Funds in preparation of their financial statements.

Security valuation:

Investments in securities traded on a national securities exchange and over-the-counter securities for which sale prices are available are valued at that price. Securities for which there are no sales are valued at latest bid price.

Foreign markets may close before the time as of which the Funds' share prices are determined. Because of this, events occurring after the close and before the determination of the Funds' share prices may have a material effect on the values of some or all of the Funds' foreign securities. To account for this, the Funds may use outside pricing services for valuation of their non-U.S. securities.

In cases in which there is not a readily available market price, a fair value for such security is determined in good faith by or under the direction of the Board of Trustees.

Security transactions are recorded on trade date. Realized gains and losses on sales of securities are recorded on the identified cost basis.

Foreign currency:

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Share valuation:

The net asset value ("NAV") per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for each Fund, rounded to the nearest cent. The Funds' shares are not priced or traded on days the NYSE is closed. The NAV is the offering and redemption price per share.

The Trustees have adopted certain policies and procedures with respect to frequent trading of Fund shares. The Funds are intended for long-term investment and do not permit rapid trading of their shares. To discourage speculation, shares held less than ninety calendar days, including those held in omnibus accounts at intermediaries, may be assessed a 2% early redemption fee (payable to the Fund) when redeemed. These fees are deducted from the redemption proceeds otherwise payable to the shareowner and retained by the Funds as paid-in capital and included in the daily NAV calculation. The Funds cannot always identify all intermediaries, or detect or prevent trading that violates the Frequent Trading Policy through intermediaries or omnibus accounts.

Fair value measurements:

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below.

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access.

Level 2 — Observable inputs other than quoted prices in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgement. Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2011 in valuing the Funds' investments carried at value:

Fund	Total	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Income Fund
Common Stocks	$1,130,915,473	$1,130,915,473	$-	$-
Halal Income	$5,169,100	$-	$5,169,100	$-
Total Assets	$1,136,084,573	$1,130,915,473	$5,169,100	$-

Growth Fund
Common Stocks	$1,772,954,185	$1,772,954,185	$-	$-
Total Assets	$1,772,954,185	$1,772,954,185	$-	$-

22	Semi-Annual Report November 30, 2011

Notes To Financial Statements (continued)

Developing World Fund
Common Stocks	$8,621,380	$5,566,571	$3,054,809	$-
Total Assets	$8,621,380	$5,566,571	$3,054,809	$-

New accounting pronouncement:

In May 2011, FASB issued ASU No. 2011-04 "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements" in GAAP and the International Financial Reporting Standards ("IFRSs"). ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the impact these amendments may have on the Funds' financial statements.

Derivative instruments and hedging activities:

The Funds have adopted the financial accounting reporting rules required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification. The Funds are required to include enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position.

During the period ended November 30, 2011, the Funds did not hold any derivative instruments.

Investment concentration:

The fundamental policies of the Funds prohibit earning interest, in accordance with Islamic principles. Consequently, cash is held in non-interest-bearing deposits with the Funds' custodian or other banks. "Other assets (net of liabilities)" in the Funds' Schedules of Investments primarily represents cash on deposit with the custodian. Cash on deposit will vary widely over time. Accounting Standards Codification ("ASC") 825, "Financial Instruments," identifies these items as a concentration of credit risk, requiring disclosure regardless of the degree of risk. The risk is managed by careful financial analysis and review of the custodian's operations, resources, and protections available to the Trust. This process includes evaluation of other financial institutions providing investment company custody services.

Federal income taxes:

The Funds intend to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareowners sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is "more likely than not" to be sustained assuming examination by tax authorities. Management has analyzed the Funds' tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2008 — 2010), or expected to be taken in the Funds' 2011 tax returns. The Funds identify their major tax jurisdiction as U.S. Federal and foreign jurisdictions where the Funds make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Reclassification of capital accounts:

Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV. These reclassifications were due to over distribution and a net investment loss.

	Income Fund	Growth Fund	Developing World Fund
Undistributed net income	$2,911	$4,798	$80,827
Accumulated gains (losses)	$(2,911)	$(4,798)	$1,680
Paid in capital	$-	$-	$(82,507)

Distributions to shareowners:

Dividends from equity securities and distributions to shareowners, which are determined in accordance with income tax regulations, are recorded as income on the ex-dividend date. Expenses incurred by the Trust on behalf of the Funds (e.g., professional fees) are allocated to the Funds on the basis of relative daily average net assets. Net investment losses may not be utilized to offset net investment income in future periods for tax purposes. Withholding taxes on foreign dividends have been provided for in accordance with the Funds' understanding of the applicable country's tax rules and rates.

Dividends and distributions are payable at the end of December and May. As a result of their investment strategies, the Growth and Developing World Funds do not expect to pay income dividends. Dividends are paid in shares of the Funds, at the net asset value on the payable date. Shareowners may elect to take dividends in cash.

Use of estimates:

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

Other:

The Funds record security transactions based on a trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds' understanding of the applicable country's tax rules and rates.

Note 4 — Transactions with Affiliated Persons

Under a contract approved annually by Amana's independent trustees, Saturna Capital provides investment advisory services and certain other administrative and distribution services and facilities required to conduct Trust business. For such services, each Fund pays an advisory fee of 0.95% on the first $500 million of a fund's average daily net assets, 0.85% on the next $500 million, 0.75% on the next $500 million, and 0.65% on assets over $1.5 billion. For the period ended November 30, 2011, Income Fund, Growth Fund, and Developing World Fund paid advisory fee expenses of $5,591,101; $8,029,345 ; and $76,334 respectively. Certain officers and one trustee of Amana are also officers and directors of the investment adviser.

Saturna Capital also acts as transfer agent for the Trust, for which it was paid $324,830; $553,809; and $13,548 for the Income, Growth, and Developing World Funds, respectively, for the period ended November 30, 2011.

Saturna Brokerage Services, Inc. ("SBS"), a subsidiary of Saturna Capital, is registered as a broker-dealer and acts as distributor. The Funds have adopted a Distribution Plan in accordance with Rule 12b-1 under the 1940 Act. The plan provides that the Funds will pay a fee to SBS at an annual rate of up to 0.25% of the average net assets of the Funds. The fee is paid to SBS as reimbursement for expenses incurred for distribution-related activity. For the period ended November 30, 2011, Income Fund, Growth Fund and Developing World Fund paid $1,613,015; $2,509,705; and $20,088 respectively, to SBS.

For the period ended November 30, 2011, Saturna Capital spent $2,603,931 from additional resources of its own, and not part of the 12b-1 expense of the Funds, to compensate broker-dealers or other financial intermediaries, or their affiliates, in connection with the sale, distribution, retention, and/or servicing of Fund shares. To the extent that these resources are derived from advisory fees paid by the Funds, these payments could be considered "revenue sharing." Any such payments will not change the net asset value or the price of a Fund's shares.

SBS is the primary broker used to effect portfolio transactions for the Trust and currently executes portfolio transactions for the Trust for free (no commissions). Should any change occur in this policy, shareowners would be notified. Transactions effected through other brokers may be subject to a commission payable to that broker.

Saturna Trust Company ("STC"), a subsidiary of Saturna Capital, acts as

Semi-Annual Report November 30, 2011	23

Notes To Financial Statements (continued)

retirement plan custodian for Fund shareowners. For the period ended November 30, 2011, Income Fund, Growth Fund and Developing World Fund paid $14,999; $22,087; and $2,915 respectively, to STC.

Mr. Nicholas Kaiser serves as a trustee and president of the Trust. Also a director and the chairman of Saturna Capital, he is not compensated by the Trust. For the period ended November 30, 2011, the Trust incurred compensation expenses of $55,750 which is included in $135,165 of total expenses for the independent Trustees.

The officers of the Trust are paid by Saturna Capital, and not the Trust, except for Ms. JoAnne Langhäuser, who is partially compensated by the Trust. Regulations require the Trust to designate a Chief Compliance Officer; Ms. Langhäuser was retained by the Trust for the period ended November 30, 2011. For this period, the Income Fund, Growth Fund, and Developing World Fund incurred $19,595; $28,968; and $157, respectively, of compensation expenses for the Chief Compliance Officer.

On November 30, 2011, the trustees, officers, and their affiliates as a group owned 0.25% of the Income Fund's, 0.21% of the Growth Fund's, and 9.58% of the Developing World Fund's outstanding shares.

Note 5 — Distributions to Shareowners

The tax characteristics of distributions paid for the fiscal period ended November 30, 2011, and fiscal year ended May 31, 2011, were as follows (note: short-term capital gains are considered ordinary income for federal tax purposes):

Income Fund	Nov. 30, 2011	May 31, 2011
Ordinary income	$-	$17,684,121
Long-term capital gain[1]	$-
	$-	$17,684,121

Growth Fund	Nov. 30, 2011	May 31, 2011
Ordinary income[2]	$-	$1,286,896
Long-term capital gain[1]	$-
	$-	$1,286,896

Developing World Fund	Nov. 30, 2011	May 31, 2011
Ordinary income[2]	$-	$-
Long-term capital gain[1]	$-	$-
	$-	$-

1 Long-term capital gain dividend designated pursuant to Section 852(b)(3) of the Internal Revenue Code.
2 By policy, the Growth and Developing World Funds seek to avoid paying income dividends.

The cost bases of investments for federal income tax purposes at November 30, 2011, were as follows:

	Income Fund	Growth Fund	Developing World Fund
Cost of investments	$956,856,500	$1,362,815,039	$8,536,153
Gross unrealized appreciation	$216,293,275	$500,629,399	$871,160
Gross unrealized depreciation	$37,065,202	$90,490,253	$784,760
Net unrealized appreciation	$179,228,073	$410,139,146	$86,400

As of May 31, 2011, the components of distributable earnings on a tax basis were as follows:

Income Fund
Undistributed ordinary income	$477,306
Tax accumulated earnings	$477,306
Accumulated capital losses	$(13,109,211)
Unrealized appreciation	$295,717,980
Total accumulated earnings	$283,086,075

Growth Fund
Undistributed ordinary income	$15,788
Tax accumulated earnings	$15,788
Accumulated capital losses	$(17,918,274)
Unrealized appreciation	$565,935,186
Total accumulated earnings	$548,032,700

Developing World Fund
Accumulated capital and other losses	$(112,555)
Unrealized appreciation	$958,150
Other unrealized gains	$131
Total accumulated earnings	$845,726

Note 6 — Federal Income Taxes

At May 31, 2011, the Funds had the following capital loss carryforwards, subject to regulation. Prior to their expiration, such loss carryforwards may be used to offset future net capital gains realized for federal income tax purposes.

	Income Fund	Growth Fund	Developing World Fund
Capital loss carryforwards expiring 2017	$374,968	$5,052,143	$ -
Capital loss carryforwards expiring 2018	$8,178,000	$8,049,545	$ -
Capital loss carryforwards expiring 2019	$4,556,243	$4,816,586	$19,458
Post-October loss deferral[1]	$ -	$ -	$93,097

1 Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of a fund's next taxable year.

Note 7 — Investments

During the period ended November 30, 2011, the Funds purchased and sold the following amounts of securities.

	Purchases	Sales
Income Fund	$10,820,500	$82,427,767
Growth Fund	$62,156,518	$175,001,767
Developing World Fund	$965,419	$544,372

Note 8 — Custodian

Under agreements in place with the Trust's custodian, BNY Mellon, custody fees are reduced by credits for cash balances. Such reduction amounted to $29,697 for the Income Fund; $45,023 for the Growth Fund; and $1,931 for the Developing World Fund, for the period ended November 30, 2011.

Note 9 — Subsequent Events

In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

On December 30, 2011 the Amana Income Fund paid $0.16518 per share in long term capital gains and $0.253 per share in qualified income dividends.

On December 30, 2011 the Amana Growth Fund paid $0.01 per share in qualified income dividends.

On December 30, 2011 the Amana Developing World Fund paid $0.0078 per share in qualified income dividends.

24	Semi-Annual Report November 30, 2011

Expenses

All mutual funds have operating expenses. As an Amana Mutual Fund shareowner, you incur ongoing costs, including management fees, distribution (or service) 12b-1 fees, and other Fund expenses such as shareowner reports (like this one). Operating expenses, which are deducted from a fund's gross earnings, directly reduce the investment return of a fund. Mutual funds (unlike other financial investments) only report their results after deduction of operating expenses.

With the Amana Funds, unlike many mutual funds, you do not incur sales charges (loads) on purchases, reinvested dividends, or other distributions. You do not incur redemption fees, exchange fees, or fees related to Saturna Individual Retirement Accounts. However, to discourage speculation, you may incur a 2% redemption fee for shares held less than 90 calendar days. You may incur fees related to extra services requested by you for your account, such as a checkbook to use for redemptions or bank wires. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

Examples

The following examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2011 to November 30, 2011).

Actual Expenses

The first line for each Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you have invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The Funds also charge the following fees for extra services rendered on request, which you may need to add to determine your total expenses: $10 per checkbook, $25 per domestic bank wire, $35 per international bank wire, or overnight courier delivery charges.

Hypothetical Example For Comparison Purposes

The second line for each Fund provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio (based on the last six months) and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareowner reports of other mutual funds. You may wish to add other fees that are not included in the expenses shown in the table, such as IRA fees charged by custodians other than Saturna Trust Company (note that there are no fees on Saturna IRAs, ESAs, or HSAs with the Amana Funds), and charges for extra services such as check writing and bank wires.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or exchange fees (note that the Amana Funds do not assess any such transactional costs, with the exception of the 2% redemption fee on shares held less than 90 calendar days). Therefore, the "Hypothetical" line of each fund is useful in comparing ongoing costs only, and may not help you determine the relative total costs of owning different funds.

	Beginning Account Value [June 1, 2011]	Ending Account Value [November 30, 2011]	Expenses Paid During Period	Annualized Expense Ratio
Income Fund
Actual	$1,000.00	$939.30	$5.83	1.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.05	$6.07	1.20%

Growth Fund
Actual	$1,000.00	$933.30	$5.53	1.14%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.35	$5.77	1.14%

Developing World Fund
Actual	$1,000.00	$937.50	$7.67	1.58%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.15	$7.99	1.58%

Expenses are equal to annualized expense ratios indicated above (based on the most recent semi-annual period of June 1, 2011, through November 30, 2011), multiplied by the average account value over the period, multiplied by 183/365 to reflect the semi-annual period.

Semi-Annual Report November 30, 2011	25

Renewal of Investment Advisory Contract

During their meeting of September 26, 2011, Amana's trustees discussed the Trust's various operating agreements. They focused on renewing the Investment Advisory and Administration Agreements of the three Funds of the Trust with Saturna Capital Corporation ("Saturna"), and discussed the nature, extent, and quality of the services provided by Saturna. The Trustees took into consideration that the Funds offer unique services for Islamic investors. The Trustees discussed Saturna's experience, ability and commitment to quality service through performing internally such functions as shareowner servicing, administration, retirement plan and trust services, accounting, marketing, and distribution—in addition to investment management.

The Trustees took into consideration Saturna's continued avoidance of significant operational problems, plus its substantial investments in premises, personnel, training and equipment to meet investor needs. They recognized Saturna's efforts to recruit and retain increasingly qualified, experienced and specialized staff and improve the capital base on which Saturna operates, which the Trustees believe is important to the long-term success of the Funds.

The Trustees found that the long-term investment performance of the Growth and Income Funds, both in absolute numbers and relative to peers, continued to be very good in a volatile year, reflecting Saturna's cautious investment style. The Trustees found that Saturna managed the Funds to continue to be an acceptable investment for Muslims as well as being highly attractive to all kinds of equity investors. They understood the Islamic restrictions increased Saturna's research expenses and obligations, and imposed constraints on Saturna's selection of portfolio investments.

The Trustees noted, in particular, that the superior performance of the Amana Funds has been recognized by independent rating organizations. As of September 9, 2011, Lipper's Leader Scorecard ranked Amana Growth in the first quintile of its U.S. Multi-Cap Growth category on total return and preservation. Lipper's Scorecard ranked Amana Income in the first quintile of its U.S. Equity Income category on total return, consistent return, preservation and tax efficiency. And as of August 31, 2011, Morningstar continued to give both Funds its top 5-Star rating overall. For the 10-year period ending June 30, both the Income and Growth funds rank in the top 1% of their respective Morningstar U.S. categories. Globally, Failaka Advisors again recognized the Amana Funds at their annual Islamic Fund Awards ceremony held in April 2011. Amana Income and Amana Growth won Failaka's 2010 Best Global Equity Fund awards, for the 5-year and 1-year periods ended 2010, respectively. The new Developing World Fund has not operated long enough to have longer-term performance information to review. The Trustees found such information helpful in establishing expectations regarding the performance of the adviser and whether to continue the advisory contract.

The Trustees reviewed the fees and expenses of the Funds. They found each Fund's expense ratio compared favorably to retail funds in its peer group and to be fair given the size of each Fund, the services provided and expenses incurred by the adviser. Expenses related to distribution, paid to unaffiliated intermediaries, was the largest category. The Trustees recognized that the Funds' positive performance record had likely contributed to their growth in asset size, which resulted in lower expense ratios due to rising fixed costs being spread over a larger asset base.

The Trustees reviewed Saturna's financial information and discussed the issue of profitability related to management and administration of the Funds, as well as the reasonability of profitability with respect to each of the Funds as part of their evaluation of whether the fees under the advisory contract bear a reasonable relationship to the mix of services provided by Saturna, including the nature, extent and quality of such services. The Trustees noted Saturna's sharing of its revenues to pay marketing and distribution (platform) costs of the Funds.

The Trustees considered the extent to which advisory fees paid to the adviser reflect economies of scale. The Trustees noted that as the Funds have grown, the adviser has voluntarily included additional breakpoints within the Growth and the Income Funds' advisory fee structures. Fee breakpoints not only result in lowering operating expenses of the Funds and lower expense ratios but it also demonstrate that economies of scale are being shared with shareowners.

The Trustees considered the fees charged by Saturna to other kinds of accounts and the different services provided to those accounts, as well as the ways in which Saturna's service and work done for other accounts it manages benefit the Funds.

The Trustees considered potential benefits to Saturna from acting as investment adviser and noted that there were no soft dollar arrangements with respect to trading in the Funds' portfolios. In fact, Saturna voluntarily waives brokerage commissions for Fund portfolio trades executed through its affiliated broker at a considerable cost to Saturna, which results in savings to Fund shareowners.

The Trustees concluded that the fees paid by the Funds to Saturna were reasonable in light of the services provided, comparative performance, expense and advisory fee information, costs of services provided and profits to be realized and benefits derived or to be derived by Saturna from its relationship with the Funds. Following this discussion, the Trustees unanimously agreed to renew the Amana Growth Fund, Amana Income Fund, and Amana Developing World Funds' investment Advisory and Administration Agreements.

26	Semi-Annual Report November 30, 2011

Availability of Amana Portfolio Information

(1) The Amana Funds file complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.

(2) The Funds' Forms N-Q are available on the SEC's website at www.sec.gov.

(3) The Funds' Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800/SEC-0330.

(4) The Funds make a complete schedule of portfolio holdings after the end of each month available at www.amanafunds.com.

Availability of Proxy Voting Information

(1) A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (a) without charge, upon request, by calling Saturna Capital at 1-888/73-AMANA; (b) on the Funds' website at www.amanafunds.com; and (c) on the SEC's website at www.sec.gov.

(2) Information regarding how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (a) without charge, upon request, by calling Saturna Capital at 1-888/73-AMANA; (b) on the Funds' website at www.amanafunds.com; and (c) on the SEC's website at www.sec.gov.

Privacy Statement

At Saturna Capital and the Amana Mutual Funds Trust, we understand the importance of maintaining the privacy of your financial information. We want to assure you that we protect the confidentiality of any personal information that you share with us. In addition, we do not sell information about our current or former customers.

In the course of our relationship, we gather certain nonpublic information about you, including your name, address, investment choices, and account information. We do not disclose your information to unaffiliated third parties unless it is necessary to process a transaction; service your account; deliver your account statements, shareholder reports and other information; or as required by law. When we disclose information to unaffiliated third parties, we require a contract to restrict the companies' use of customer information and from sharing or using it for any purposes other than performing the services for which they were required.

We may share information within the Saturna Capital family of companies in the course of informing you about products or services that may address your investing needs.

We maintain our own technology resources to minimize the need for any third party services, and restrict access to information within Saturna. We maintain physical, electronic, and procedural safeguards to guard your personal information. If you have any questions or concerns about the security or privacy of your information please call us at 1-800/SATURNA (1-800-728-8762)

Householding Policy

To reduce expenses, we may mail only one copy of the Funds' prospectus, each annual and semi-annual report, and proxy statements, when necessary, to those addresses shared by two or more accounts. If you wish to receive individual and/or more copies of these documents, please call us at 888/73-AMANA or write to us at Saturna Capital/Amana Mutual Funds, P.O. Box N, Bellingham, WA 98227. We will begin sending you individual copies thirty days after receiving your request.

If you are currently receiving multiple copies and wish to receive only one copy, please call us at 888/73-AMANA or write to us at Saturna Capital/Amana Mutual Funds, P.O. Box N, Bellingham, WA 98227. We will begin sending you a single copy with subsequent report mailings.

Semi-Annual Report November 30, 2011	27

Amana Mutual Funds Trust began operations in 1986. Saturna Capital Corporation, with extensive experience in mutual funds, invests the Trust's portfolios and handles daily operations under supervision of Amana's Board of Trustees.

1300 N. State Street
Bellingham, WA 98225
1-800/728-8762
Daily prices at 1-888/73-AMANA
www.amanafunds.com

Investment Adviser, Administrator, and Transfer Agent	Saturna Capital Corporation Bellingham, WA
Custodian	BNY Mellon Brooklyn, NY
Independent Registered Public Accounting Firm	Tait, Weller & Baker LLP Philadelphia, PA
Legal Counsel	K & L Gates LLP Washington, DC

This report is for the information of the shareowners of the Funds. It is not authorized for distribution to prospective investors unless it is accompanied or preceded by an effective prospectus.

Item 2. Code of Ethics

Registrant has adopted a code of ethics and is included with this submission as Exhibit (a)(1). It may also be found on Registrant's website at http://www.saturna.com/codeofethics.shtml.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Proposals submitted to a vote by security holders are included as part of the report to shareholders under Item 1 of this Form.

Item 11. Controls and Procedures

(a) Internal control over financial reporting is under the supervision of the principal executive and financial officers. On December 27, 2011, Mr. Nicholas Kaiser (President) and Mr. Christopher Fankhauser (Treasurer) reviewed the internal control procedures for Amana Mutual Funds Trust and found them reasonable and adequate.

(b) No change.

Item 12. Exhibits

Exhibits included with this filing:

(a)(1) Code of Ethics.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMANA MUTUAL FUNDS TRUST

By:

/s/ Nicholas Kaiser, President
Signature and Title

Nicholas Kaiser, President
Printed name and Title

1/28/2012
Date

Pursuant to the requirements of the Securities Exchange Act of 1940, this report has been signed below by the following persons on behald of the registrant and in the capacities indicated.

By:

/s/ Nicholas Kaiser, President
Signature and Title

Nicholas Kaiser, President
Printed name and Title

1/28/2012
Date

By:

/s/ Christopher Fankhauser, Treasurer
Signature and Title

Christopher Fankhauser, Treasurer
Printed name and Title

1/28/2012
Date

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